SUN CAPITAL ADVISERS TRUST®

SCSM Alger Growth Fund

SCSM Alger Income and Growth Fund

SCSM Alger Small Capitalization Fund

SCSM Davis Financial Fund

SCSM Neuberger Berman Mid Cap Growth Fund

SCSM Neuberger Berman Mid Cap Value Fund

SCSM Value Equity Fund

SCSM Value Managed Fund

SCSM Value Mid Cap Fund

SCSM Investors Foundation Fund

SCSM Select Equity Fund

Supplement dated August 9, 2004 to the Prospectus dated April 30, 2004

At separate shareholder meetings held on August 5, 2004, the shareholders of SC Alger Growth Fund, SC Alger Income and Growth Fund, SC Alger Small Capitalization Fund, SC Davis Financial Fund, SC Neuberger Berman Mid Cap Growth Fund, SC Neuberger Berman Mid Cap Value Fund, SC Value Equity Fund, SC Value Managed Fund, SC Value Mid Cap Fund, SC Investors Foundation Fund, and SC Select Equity Fund (each, a "Fund", together, the "Funds") voted to approve the liquidation of their respective Funds. On August 6, 2004, the assets of each Fund were liquidated, the liquidation proceeds were distributed to the respective Fund's shareholders, and the existence of each Fund was terminated. Therefore, the Funds are no longer available for investment.